CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (378,919)	$ (1,531,192)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Formation costs paid by Sponsor	5,000
Interest earned on marketable securities held in Trust Account	(414,479)	(744,021)
Change in fair value of warrant liabilities	616,500	1,479,600
Transaction costs allocable to warrant liabilities	4,078
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(129,666)	64,365
Accounts payable and accrued expenses	65,716	144,016
Net cash used in operating activities	(231,770)	(587,232)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(138,000,000)
Net cash used in investing activities	(138,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	135,240,000
Proceeds from sale of Private Warrants	4,110,000
Proceeds from convertible promissory note - related party		500,000
Repayment of promissory note - related party	(93,798)
Payments of offering costs	(312,370)
Net cash provided by financing activities	138,943,832	500,000
Net Change in Cash	712,062	(87,232)
Cash - Beginning		712,062
Cash - Ending	712,062	624,830
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	132,539,620
Change in value of ordinary shares subject to possible redemption	(321,930)	$ (1,531,200)
Initial classification of warrant liabilities	1,356,300
Issuance of Representative Shares	1,137
Payment of offering costs through promissory note - related party	88,798
Offering costs paid directly by shareholder in exchange for issuance of ordinary shares	$ 25,000